Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
21 Goodwill
2021	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	575	284	1,021	1,068	5,357	8,317
Foreign currency translation impact	10	4	22	39	42	117
Other	0	(3)	0	0	0	(3)
Balance at end of period	585	285	1,043	1,107	5,399	8,431
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Impairment losses	0	0	103	0	1,520	1,623
Balance at end of period	0	0	103	0	5,399	5,514
Net book value (CHF million)
Net book value	585	285	940	1,107	0	2,917
2020
Gross amount of goodwill (CHF million)
Balance at beginning of period	607	295	995	1,199	5,446	8,554
Goodwill acquired during the year	0	0	98	9	24	131
Foreign currency translation impact	(29)	(10)	(62)	(102)	(113)	(316)
Other	(3)	(1)	(10)	(38)	0	(52)
Balance at end of period	575	284	1,021	1,068	5,357	8,317
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	575	284	1,021	1,068	1,478	4,426
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill.
The announcement on November 4, 2021 of the strategy and organizational changes represented a triggering event in the fourth quarter of 2021 for goodwill impairment testing purposes, and under US GAAP goodwill has to be tested for impairment both before and immediately after a reorganization of reporting units. The review of the Group’s five-year financial plan to reflect the announced strategy was finalized in the fourth quarter of 2021.
Based on its goodwill impairment analysis performed as of December 31, 2021, the Group concluded that the fair value for the Investment Bank reporting unit was below its related carrying value and consequently the goodwill was fully impaired.
The new segment structure required the reallocation of goodwill balances from the current reporting units to the new reporting units on a relative fair value basis. Under the new reporting structure, effective January 1, 2022, the investment banking-related businesses of the Asia Pacific reporting unit were transferred to the Investment Bank reporting unit and therefore a portion of the Asia Pacific reporting unit’s goodwill balance as of December 31, 2021 was transferred. The Group concluded that the goodwill amount transferred to the Investment Bank reporting unit was also fully impaired.
The Group concluded that the estimated fair value for all of the other reporting units with goodwill substantially exceeded their related carrying values and no further impairment was necessary as of December 31, 2021.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill, intangible assets and other common equity tier 1 (CET1) capital relevant adjustments. The residual value between the total of these elements and the Group’s shareholders’ equity is allocated to the carrying value of the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and the income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate is applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its latest five-year financial plan, which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Estimates of the Group’s future earnings potential, and that of the reporting units, involve considerable judgment, including management’s view on future changes in market cycles, the regulatory environment and the anticipated result of the implementation of business strategies, competitive factors and assumptions concerning the retention of key employees.
During the year the Group engaged the services of an independent valuation specialist to assist in the valuation of certain reporting units. The specialist also assisted in the valuation of the Asset Management, Asia Pacific and the Investment Bank reporting units as of December 31, 2021. The valuations were performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes or the future outlook adversely differ from management’s best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.

Bank
Goodwill
20 Goodwill
2021	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	557	276	1,005	1,062	4,734	7,646
Foreign currency translation impact	10	4	25	39	27	105
Other	0	(3)	0	0	0	(3)
Balance at end of period	567	277	1,030	1,101	4,761	7,748
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Impairment losses	0	0	94	0	882	976
Balance at end of period	0	0	94	0	4,761	4,867
Net book value (CHF million)
Net book value	567	277	936	1,101	0	2,881
2020
Gross amount of goodwill (CHF million)
Balance at beginning of period	589	288	986	1,193	4,783	7,851
Goodwill acquired during the year	0	0	98	9	24	131
Foreign currency translation impact	(30)	(11)	(68)	(102)	(73)	(284)
Other	(2)	(1)	(11)	(38)	0	(52)
Balance at end of period	557	276	1,005	1,062	4,734	7,646
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	557	276	1,005	1,062	855	3,755
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

> Refer to “Note 21 – Goodwill” in VI – Consolidated financial statements – Credit Suisse Group for further information.